Other operating (income) expenses, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Other operating (income) expenses, net
Listing expenses	R$ 0	R$ 0	R$ (319,554)
Sales of fixed assets	1,433	19,121	2,071
Other operating income	10,525	18,449	41,673
Total	R$ 11,958	R$ 37,570	R$ (275,810)